Property, plant and equipment (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 INR (₨)		Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	₨ 32,210,394
Balance at the ending	38,915,236		$ 454,716	₨ 32,210,394
Freehold [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	206,867
Balance at the ending	206,867			206,867
Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	8,768,948
Balance at the ending	14,509,997			8,768,948
Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	9,683,288
Balance at the ending	13,890,133			9,683,288
Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	19,839,077
Balance at the ending	30,328,178			19,839,077
Computer Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	259,718
Balance at the ending	313,640			259,718
Office Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	902,795
Balance at the ending	1,378,029			902,795
Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	14,296
Balance at the ending	27,377			14,296
Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	3,165
Balance at the ending	2,135			3,165
Construction in Progress [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	12,371,317
Balance at the ending	8,587,058			12,371,317
Gross carrying amount [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	42,882,463			36,492,945
Additions	15,019,772			6,418,868
Disposals or Deletions	413,836			29,350
Balance at the ending	57,488,399	[1]		42,882,463
Gross carrying amount [member] | Freehold [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	206,867			206,867
Additions	0
Disposals or Deletions	0
Balance at the ending	206,867			206,867
Gross carrying amount [member] | Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	13,931,920			6,238,669
Additions	7,320,384			3,273,178
Disposals or Deletions	0			27
Reclassification				4,420,100
Balance at the ending	21,252,304	[1]		13,931,920
Gross carrying amount [member] | Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	24,002,252			21,303,005
Additions	6,530,399			2,710,939
Disposals or Deletions	77,113			11,692
Balance at the ending	30,455,538			24,002,252
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	42,882,463			36,492,945
Additions	15,019,772			6,418,868
Disposals or Deletions	413,836			29,350
Balance at the ending	57,488,399	[1]		42,882,463
Gross carrying amount [member] | Computer Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	2,183,653			2,037,261
Additions	300,030			163,271
Disposals or Deletions	273,243			16,879
Balance at the ending	2,210,440			2,183,653
Gross carrying amount [member] | Office Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	2,372,058			2,106,995
Additions	853,761			265,633
Disposals or Deletions	41,872			570
Balance at the ending	3,183,947			2,372,058
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	172,855			4,590,427
Additions	15,198			2,706
Disposals or Deletions	21,608			178
Reclassification				(4,420,100)
Balance at the ending	166,445	[1]		172,855
Gross carrying amount [member] | Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	12,858			9,721
Additions	0			3,141
Disposals or Deletions	0			4
Balance at the ending	12,858			12,858
Accumulated depreciation and amortisations [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	23,043,386			19,491,103
Depreciation for the year	4,449,358			3,579,077
Disposals or Deletions	332,523			26,794
Balance at the ending	27,160,221			23,043,386
Accumulated depreciation and amortisations [Member] | Freehold [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	0
Depreciation for the year	0
Disposals or Deletions	0
Balance at the ending	0			0
Accumulated depreciation and amortisations [Member] | Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	5,162,972			1,964,842
Depreciation for the year	1,579,335			1,194,556
Disposals or Deletions	0			26
Reclassification				2,003,600
Balance at the ending	6,742,307			5,162,972
Accumulated depreciation and amortisations [Member] | Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	14,318,964			12,393,855
Depreciation for the year	2,322,034			1,934,332
Disposals or Deletions	75,593			9,223
Balance at the ending	16,565,405			14,318,964
Accumulated depreciation and amortisations [Member] | Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	23,043,386			19,491,103
Depreciation for the year	4,449,358			3,579,077
Disposals or Deletions	332,523			26,794
Balance at the ending	27,160,221			23,043,386
Accumulated depreciation and amortisations [Member] | Computer Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,923,935			1,780,677
Depreciation for the year	166,323			160,078
Disposals or Deletions	193,458			16,820
Balance at the ending	1,896,800			1,923,935
Accumulated depreciation and amortisations [Member] | Office Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,469,263			1,180,336
Depreciation for the year	378,527			289,494
Disposals or Deletions	41,872			567
Balance at the ending	1,805,918			1,469,263
Accumulated depreciation and amortisations [Member] | Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	158,559			2,161,696
Depreciation for the year	2,109			617
Disposals or Deletions	21,600			154
Reclassification				(2,003,600)
Balance at the ending	139,068			158,559
Accumulated depreciation and amortisations [Member] | Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	9,693			9,697
Depreciation for the year	1,030
Disposals or Deletions	0			4
Balance at the ending	₨ 10,723			₨ 9,693

[1]	The Company incurred costs on Improvements comprising expenses for building interiors, electrical work, etc, which become an integral part of the building. These expenses are incurred to make the civil structure of the building ready for the intended use. These expenses on improvement are capitalized and depreciated over its estimated useful life of 5 years in accordance with the accounting policy consistently applied by the Company. The Company believes that it is more appropriate to disclose such improvements as a part of Buildings rather than as part of Furniture and Fittings. Hence the cost of such Improvements and the accumulated depreciation thereon, as on April 1, 2023 has been transferred as part of Building for a better presentation.